Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2019 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$265,050,000	$266,064,643
1.875%, 03/31/2022	526,900,000	530,481,276
1.625%, 08/31/2022	67,725,000	67,783,201
2.500%, 05/15/2024	367,575,000	382,708,754
2.250%, 11/15/2025	290,650,000	301,424,486
2.000%, 11/15/2026	101,550,000	104,140,318
2.250%, 11/15/2027	170,925,000	178,796,898
3.125%, 11/15/2028	93,375,000	104,828,027
Total U.S. Treasury Securities		1,936,227,603	44.4%

Other Government Related Securities
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (1)(2)	1,150,000	1,201,302
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,000,000	2,031,092
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	5,150,000	5,503,901
Electricite de France SA,
2.350%, 10/13/2020 (1)(2)	8,875,000	8,898,456
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	3,200,000	3,200,736
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	3,000,000	3,001,857
Sinopec Group Overseas Development [2016] Ltd.,
2.750%, 05/03/2021 (1)(2)	5,300,000	5,322,904
Total Other Government Related Securities		29,160,248	0.7%

Corporate Bonds
Industrials
Abbott Laboratories,
3.400%, 11/30/2023	4,853,000	5,089,629
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,495,000	1,526,769
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	7,730,000	7,781,736
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	4,523,000	4,587,149
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	4,005,000	4,157,933
Anheuser-Busch InBev Worldwide, Inc.:
3.650%, 02/01/2026	3,945,000	4,226,264
4.750%, 01/23/2029	835,000	970,488
ArcelorMittal,
4.550%, 03/11/2026 (1)	4,015,000	4,200,908
AT&T, Inc.:
3.950%, 01/15/2025	8,030,000	8,573,347
3.600%, 07/15/2025	2,575,000	2,710,636
4.300%, 02/15/2030	9,604,000	10,567,068
Becton Dickinson and Co.,
7.000%, 08/01/2027	1,900,000	2,373,442
Boardwalk Pipelines LP,
5.950%, 06/01/2026	1,360,000	1,524,173
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,188,670
BP Capital Markets PLC,
2.521%, 01/15/2020 (1)	2,650,000	2,653,816
Broadcom, Inc.:
2.375%, 01/15/2020	1,500,000	1,499,905
3.000%, 01/15/2022	5,625,000	5,679,420
3.625%, 10/15/2024 (2)	8,000,000	8,133,950
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	2,650,000	2,678,671
3.750%, 09/25/2027	5,000,000	5,127,073
Campbell Soup Co.,
3.950%, 03/15/2025	8,000,000	8,481,061
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	1,153,846	1,155,102
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	13,575,394
Charter Communications Operating LLC:
4.464%, 07/23/2022	7,425,000	7,817,196
3.750%, 02/15/2028	3,835,000	3,931,613
4.200%, 03/15/2028	2,070,000	2,176,940
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.450%, 05/01/2020 (2)	4,125,000	4,127,514
CK Hutchison International Ltd.,
3.250%, 04/11/2024 (1)(2)	10,000,000	10,293,333
CNH Industrial Capital LLC:
3.875%, 10/15/2021	3,000,000	3,077,760
4.200%, 01/15/2024	2,800,000	2,954,568
CNH Industrial NV,
4.500%, 08/15/2023 (1)	5,000,000	5,298,050
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025	630,000	679,007
Comcast Corp.,
2.750%, 03/01/2023	1,475,000	1,511,473
Constellation Brands, Inc.:
2.700%, 05/09/2022	2,975,000	3,012,510
3.500%, 05/09/2027	3,625,000	3,791,478
Cox Communications, Inc.:
3.250%, 12/15/2022 (2)	3,610,000	3,707,784
3.850%, 02/01/2025 (2)	2,800,000	2,959,219
3.350%, 09/15/2026 (2)	1,927,000	1,990,303
CVS Health Corp.:
4.000%, 12/05/2023	4,425,000	4,675,761
4.100%, 03/25/2025	3,340,000	3,568,673
3.000%, 08/15/2026	6,000,000	6,029,738
4.300%, 03/25/2028	5,000,000	5,406,676
CVS Pass-Through Trust,
5.926%, 01/10/2034 (2)	2,140,345	2,489,663
Daimler Finance North America LLC:
2.200%, 05/05/2020 (2)	5,000,000	5,002,179
3.750%, 11/05/2021 (2)	6,800,000	6,991,544
Dell Technologies, Inc.,
4.000%, 07/15/2024 (2)	3,000,000	3,137,587
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	4,000,000	4,124,431
5.450%, 06/15/2023 (2)	12,100,000	13,168,169
Dollar Tree, Inc.,
3.700%, 05/15/2023	5,050,000	5,237,347
Dow Chemical Co.,
4.550%, 11/30/2025 (2)	2,515,000	2,762,666
DuPont de Nemours, Inc.,
4.493%, 11/15/2025	4,175,000	4,613,848
DXC Technology Co.:
4.450%, 09/18/2022	14,000,000	14,702,246
4.250%, 04/15/2024	5,700,000	5,979,260
Energy Transfer Operating LP:
4.500%, 04/15/2024	1,000,000	1,065,941
5.500%, 06/01/2027	7,605,000	8,603,498
Energy Transfer Partners LP,
4.750%, 01/15/2026	10,326,000	11,194,979
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	9,630,500
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	3,000,535
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	4,650,364
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	6,650,000	6,650,419
2.600%, 12/01/2021 (2)	4,825,000	4,849,574
Express Scripts Holding Co.,
3.000%, 07/15/2023	5,655,000	5,770,510
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	5,930,000	6,353,959
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	2,373,000	2,475,068
3.875%, 06/05/2024	1,247,000	1,327,732
3.000%, 08/15/2026	2,027,000	2,087,099
4.250%, 05/15/2028	8,690,000	9,693,102
3.750%, 05/21/2029	7,000,000	7,593,511
Fiserv, Inc.:
4.750%, 06/15/2021	1,928,000	2,007,515
3.500%, 10/01/2022	3,050,000	3,167,946
4.200%, 10/01/2028	1,035,000	1,144,918
FMC Corp.,
4.100%, 02/01/2024	4,685,000	4,893,177
Ford Motor Credit Co. LLC:
5.750%, 02/01/2021	2,000,000	2,067,630
3.336%, 03/18/2021	1,800,000	1,808,407
3.339%, 03/28/2022	2,000,000	2,002,632
2.979%, 08/03/2022	12,000,000	11,901,274
4.250%, 09/20/2022	1,545,000	1,581,795
Fortune Brands Home & Security, Inc.:
4.000%, 09/21/2023	5,775,000	6,103,723
3.250%, 09/15/2029	2,725,000	2,706,388
Fox Corp.,
4.030%, 01/25/2024 (2)	5,155,000	5,481,153
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	1,979,000	1,983,948
3.875%, 03/15/2023	1,100,000	1,108,250
General Electric Co.:
5.500%, 01/08/2020	731,000	736,675
5.550%, 05/04/2020	816,000	827,733
3.150%, 09/07/2022	3,125,000	3,172,076
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	5,500,000	5,499,999
4.375%, 09/25/2021	5,325,000	5,501,401
4.200%, 11/06/2021	2,000,000	2,063,311
3.450%, 01/14/2022	1,475,000	1,503,134
3.150%, 06/30/2022	1,000,000	1,011,537
4.150%, 06/19/2023	1,325,000	1,377,100
Georgia-Pacific LLC,
5.400%, 11/01/2020 (2)	6,797,000	7,030,933
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	1,750,000	1,831,406
4.125%, 03/12/2024 (2)	5,000,000	5,244,766
4.625%, 04/29/2024 (2)	1,000,000	1,068,510
4.000%, 03/27/2027 (2)	4,850,000	4,985,212
3.875%, 10/27/2027 (2)	1,150,000	1,170,815
Grupo Bimbo SAB de CV:
4.875%, 06/30/2020 (1)(2)	3,504,000	3,564,750
4.500%, 01/25/2022 (1)(2)	8,129,000	8,449,117
3.875%, 06/27/2024 (1)(2)	5,340,000	5,543,690
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	5,000,000	5,251,378
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	7,000,000	7,319,613
Hyundai Capital America,
3.450%, 03/12/2021 (2)	9,000,000	9,113,153
Ingersoll-Rand Co.,
6.391%, 11/15/2027 (1)	1,195,000	1,459,282
International Business Machines Corp.,
3.300%, 05/15/2026	6,150,000	6,485,305
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026	3,000,000	3,181,139
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023 (1)(2)	5,000,000	5,075,467
Keysight Technologies, Inc.:
3.300%, 10/30/2019	4,690,000	4,690,878
4.600%, 04/06/2027	4,100,000	4,511,738
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (2)	1,000,000	1,109,748
7.800%, 08/01/2031	12,425,000	16,863,412
Kraft Heinz Foods Co.:
3.500%, 06/06/2022	2,000,000	2,055,603
6.375%, 07/15/2028	7,929,000	9,135,743
Laboratory Corp. of America Holdings,
4.625%, 11/15/2020	468,000	477,296
Lear Corp.,
3.800%, 09/15/2027	1,000,000	1,005,073
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	1,100,000	1,172,977
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,446,879
Microchip Technology, Inc.,
3.922%, 06/01/2021	7,000,000	7,149,632
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (2)	7,450,000	7,847,085
Mosaic Co.,
4.250%, 11/15/2023	8,606,000	9,118,803
MPLX LP:
4.875%, 06/01/2025	10,219,000	11,241,943
4.800%, 02/15/2029	3,475,000	3,836,249
Nissan Motor Acceptance Corp.,
3.650%, 09/21/2021 (2)	7,210,000	7,375,694
Nutrien Ltd.,
3.150%, 10/01/2022 (1)	1,306,000	1,331,049
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	18,275,000	18,622,040
NXP Semiconductors NV,
4.875%, 03/01/2024 (1)(2)	5,790,000	6,275,770
Occidental Petroleum Corp.:
2.900%, 08/15/2024	5,000,000	5,037,417
7.500%, 10/15/2026	1,288,000	1,542,581
ONEOK Partners LP,
5.000%, 09/15/2023	3,300,000	3,572,485
ONEOK, Inc.,
7.500%, 09/01/2023	7,470,000	8,740,243
Orange SA,
9.000%, 03/01/2031 (1)	4,125,000	6,424,128
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (2)	8,000,000	8,016,835
3.950%, 03/10/2025 (2)	12,000,000	12,675,207
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	2,089,465
POSCO:
5.250%, 04/14/2021 (1)(2)	3,000,000	3,126,000
4.000%, 08/01/2023 (1)(2)	5,000,000	5,252,345
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	1,100,000	1,164,734
RELX Capital, Inc.,
4.000%, 03/18/2029	6,000,000	6,548,833
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,000,000	1,013,750
Roper Technologies, Inc.,
3.800%, 12/15/2026	1,450,000	1,549,939
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	9,730,000	11,148,623
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(8)	1,675,000	1,251,024
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	2,000,000	2,043,971
Sherwin-Williams Co.,
3.300%, 02/01/2025	3,851,000	3,933,382
Smithfield Foods, Inc.:
2.700%, 01/31/2020 (2)	7,568,000	7,563,522
2.650%, 10/03/2021 (2)	8,000,000	7,923,426
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	6,145,000	6,603,692
Sysco Corp.:
2.600%, 10/01/2020	7,875,000	7,911,459
2.500%, 07/15/2021	2,000,000	2,012,582
2.600%, 06/12/2022	150,000	151,840
TC PipeLines LP:
4.375%, 03/13/2025	5,500,000	5,847,454
3.900%, 05/25/2027	8,425,000	8,783,621
Telefonica Emisiones SA,
5.462%, 02/16/2021 (1)	650,000	678,524
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	556,000	606,213
Tyson Foods, Inc.,
4.000%, 03/01/2026	3,000,000	3,252,856
Vale Overseas Ltd.:
4.375%, 01/11/2022 (1)	1,153,000	1,190,473
6.250%, 08/10/2026 (1)	3,830,000	4,414,075
Valero Energy Corp.,
3.400%, 09/15/2026	4,985,000	5,097,875
Verisk Analytics, Inc.,
4.125%, 03/15/2029	3,000,000	3,305,371
Verizon Communications, Inc.:
3.376%, 02/15/2025	853,000	899,802
4.125%, 03/16/2027	3,196,000	3,528,941
4.329%, 09/21/2028	2,051,000	2,325,368
4.016%, 12/03/2029	5,628,000	6,254,580
Vodafone Group PLC,
3.750%, 01/16/2024 (1)	3,940,000	4,148,670
Volkswagen Group of America Finance LLC:
3.121%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,800,000	1,809,964
4.000%, 11/12/2021 (2)	8,000,000	8,267,764
2.850%, 09/26/2024 (2)	8,600,000	8,644,594
Wabtec Corp.:
4.375%, 08/15/2023	12,302,000	12,923,901
3.450%, 11/15/2026	5,000,000	5,053,134
Western Midstream Operating LP,
4.500%, 03/01/2028	7,195,000	6,947,516
Williams Companies, Inc.,
3.700%, 01/15/2023	5,000,000	5,170,662
Williams Partners LP:
5.250%, 03/15/2020	1,185,000	1,200,427
4.125%, 11/15/2020	1,635,000	1,660,632
4.300%, 03/04/2024	2,500,000	2,657,332
WRKCo, Inc.,
3.900%, 06/01/2028	8,275,000	8,731,154
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	650,000	664,126
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	10,419,368
Zoetis, Inc.:
3.250%, 02/01/2023	7,500,000	7,698,342
4.500%, 11/13/2025	2,000,000	2,219,318
Total Industrials		858,021,341	19.7%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	6,200,000	6,461,777
Avangrid, Inc.,
3.800%, 06/01/2029	10,975,000	11,790,391
Edison International:
2.950%, 03/15/2023	2,650,000	2,649,998
4.125%, 03/15/2028	13,600,000	13,945,747
EDP Finance BV,
4.125%, 01/15/2020 (1)(2)	15,000,000	15,037,500
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)	1,550,000	1,608,354
3.500%, 04/06/2028 (1)(2)	13,550,000	13,874,691
Fortis, Inc.,
2.100%, 10/04/2021 (1)	5,000,000	4,983,528
Mississippi Power Co.,
2.750%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	7,000,000	7,002,676
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,547,284
PSEG Power LLC,
5.125%, 04/15/2020	220,000	223,337
RGS I&M Funding Corp.,
9.820%, 12/07/2022	411,732	449,167
Southern Co.,
2.750%, 06/15/2020	3,200,000	3,211,689
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	3,800,000	3,945,714
Total Utilities		87,731,853	2.0%

Financials
ABN AMRO Bank NV:
2.450%, 06/04/2020 (1)(2)	2,650,000	2,653,048
4.750%, 07/28/2025 (1)(2)	8,650,000	9,307,274
Aetna, Inc.,
2.800%, 06/15/2023	4,010,000	4,058,414
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	3,000,000	3,093,989
Air Lease Corp.,
2.250%, 01/15/2023	3,800,000	3,781,560
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,412,248
4.125%, 02/15/2024	1,000,000	1,069,853
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	749,902
Anthem, Inc.:
3.350%, 12/01/2024	10,000,000	10,397,466
2.375%, 01/15/2025	5,000,000	4,981,144
ANZ New Zealand (Int'l) Ltd.:
2.850%, 08/06/2020 (1)(2)	4,000,000	4,028,054
2.125%, 07/28/2021 (1)(2)	1,200,000	1,197,914
Banco Santander SA,
3.500%, 04/11/2022 (1)	4,400,000	4,515,445
Bank of America Corp.:
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	11,000,000	11,017,353
3.300%, 01/11/2023	4,710,000	4,866,221
4.000%, 04/01/2024	1,596,000	1,710,836
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	5,060,000	5,273,051
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	3,295,000	3,390,095
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%) (3)	5,050,000	5,371,075
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%) (3)	1,519,000	1,586,445
Bank of New Zealand,
3.500%, 02/20/2024 (1)(2)	5,000,000	5,237,159
Bank of Nova Scotia,
4.500%, 12/16/2025 (1)	7,000,000	7,614,127
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.300%, 03/05/2020 (1)(2)	3,000,000	3,002,169
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	8,000,000	8,418,793
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	5,000,000	5,592,182
Barclays PLC:
3.250%, 01/12/2021 (1)	2,000,000	2,014,488
3.684%, 01/10/2023 (1)	7,350,000	7,474,765
4.337%, 01/10/2028 (1)	2,275,000	2,390,438
BBVA USA,
2.875%, 06/29/2022	3,475,000	3,521,868
BNP Paribas SA,
3.500%, 03/01/2023 (1)(2)	10,000,000	10,321,424
BNZ International Funding Ltd.:
2.100%, 09/14/2021 (1)(2)	10,000,000	9,971,891
3.375%, 03/01/2023 (1)(2)	2,000,000	2,066,625
Boston Properties LP,
3.200%, 01/15/2025	12,175,000	12,628,430
BPCE SA:
5.700%, 10/22/2023 (1)(2)	5,375,000	5,916,112
4.000%, 04/15/2024 (1)	3,500,000	3,766,672
4.625%, 07/11/2024 (1)(2)	10,000,000	10,656,711
Brown & Brown, Inc.:
4.200%, 09/15/2024	8,956,000	9,476,300
4.500%, 03/15/2029	5,000,000	5,446,037
Capital One NA,
2.650%, 08/08/2022	12,150,000	12,288,069
Citigroup, Inc.:
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	2,025,481
3.750%, 06/16/2024	500,000	530,424
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	10,040,000	10,402,545
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	9,000,000	9,640,417
Citizens Bank NA:
2.450%, 12/04/2019	8,500,000	8,501,072
2.550%, 05/13/2021	2,000,000	2,013,721
CNA Financial Corp.:
5.750%, 08/15/2021	1,385,000	1,471,025
7.250%, 11/15/2023	1,980,000	2,326,551
4.500%, 03/01/2026	5,070,000	5,535,448
3.900%, 05/01/2029	4,000,000	4,321,716
Comerica Bank,
2.500%, 06/02/2020	3,375,000	3,383,901
Compass Bank,
3.875%, 04/10/2025	4,200,000	4,373,547
Cooperatieve Rabobank UA:
2.500%, 01/19/2021 (1)	8,525,000	8,574,021
4.625%, 12/01/2023 (1)	3,400,000	3,649,836
3.750%, 07/21/2026 (1)	1,276,000	1,323,703
Credit Agricole SA:
2.750%, 06/10/2020 (1)(2)	3,000,000	3,010,977
3.375%, 01/10/2022 (1)(2)	7,400,000	7,565,210
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	1,000,000	1,022,552
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	4,000,000	4,212,093
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(3)	7,000,000	6,930,711
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	9,000,000	9,399,396
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	3,000,000	2,998,788
3.150%, 01/22/2021 (1)	1,500,000	1,498,958
4.250%, 10/14/2021 (1)	7,000,000	7,111,099
3.300%, 11/16/2022 (1)	5,175,000	5,143,874
Discover Financial Services:
3.950%, 11/06/2024	4,200,000	4,456,698
4.100%, 02/09/2027	9,000,000	9,576,666
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,341,543
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	1,618,000	1,652,611
First Tennessee Bank NA,
2.950%, 12/01/2019	500,000	500,159
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,000,000	2,000,241
2.350%, 11/15/2021	3,160,000	3,163,318
3.000%, 04/26/2022	5,000,000	5,054,350
3.500%, 01/23/2025	2,000,000	2,084,913
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	3,500,000	3,612,766
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	4,000,000	4,195,657
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	3,100,000	3,383,929
Guardian Life Global Funding:
2.000%, 04/26/2021 (2)	4,350,000	4,347,643
3.400%, 04/25/2023 (2)	9,000,000	9,391,543
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029	3,625,000	3,612,472
High Street Funding Trust I,
Series 2018-1, 4.111%, 02/15/2028 (2)	5,000,000	5,375,000
Highmark, Inc.,
4.750%, 05/15/2021 (2)	2,000,000	2,053,496
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	10,140,000	10,322,433
3.600%, 05/25/2023 (1)	2,700,000	2,809,391
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	3,000,000	3,126,094
3.970%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	1,000,000	1,067,692
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,504,663
Humana, Inc.,
2.900%, 12/15/2022	6,275,000	6,383,684
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	1,585,000	1,606,329
2.300%, 01/14/2022	1,300,000	1,307,041
Huntington National Bank,
2.875%, 08/20/2020	3,500,000	3,523,311
ING Bank NV:
2.500%, 10/01/2019 (1)(2)	2,475,000	2,475,000
5.000%, 06/09/2021 (1)(2)	2,000,000	2,095,175
5.800%, 09/25/2023 (1)(2)	9,405,000	10,436,201
ING Groep NV,
3.550%, 04/09/2024 (1)	4,000,000	4,178,795
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	4,750,000	4,865,913
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,350,000	10,762,810
Jefferies Group LLC:
6.875%, 04/15/2021	2,000,000	2,125,304
4.850%, 01/15/2027	1,425,000	1,511,561
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	11,325,000	13,292,324
JPMorgan Chase & Co.:
2.295%, 08/15/2021	2,500,000	2,504,184
4.500%, 01/24/2022	3,000,000	3,164,806
3.513%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	5,035,000	5,114,831
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	13,000,000	12,950,844
KeyBank NA:
3.180%, 05/22/2022	2,750,000	2,821,705
3.400%, 05/20/2026	2,200,000	2,293,174
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	966,000	1,024,259
4.569%, 02/01/2029 (2)	1,559,000	1,739,515
Life Storage LP,
3.875%, 12/15/2027	8,000,000	8,447,979
Lloyds Bank PLC:
5.800%, 01/13/2020 (1)(2)	2,900,000	2,928,944
3.000%, 01/11/2022 (1)	7,000,000	7,071,761
4.050%, 08/16/2023 (1)	4,580,000	4,802,310
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	1,100,000	1,100,586
6.625%, 04/07/2021 (1)(2)	5,482,000	5,810,465
Macquarie Group Ltd.:
3.547%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	5,250,000	5,350,918
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	4,000,000	4,220,056
Manulife Financial Corp.,
4.900%, 09/17/2020 (1)	2,375,000	2,439,147
Marsh & McLennan Companies, Inc.,
3.875%, 03/15/2024	1,550,000	1,650,617
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	10,617,000	12,219,259
MBIA Insurance Corp.,
13.261%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(8)	500,000	353,125
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	1,300,000	1,336,584
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	3,000,000	2,995,793
2.998%, 02/22/2022 (1)	2,595,000	2,641,160
3.455%, 03/02/2023 (1)	2,000,000	2,071,800
Mizuho Financial Group Cayman 3 Ltd.,
4.600%, 03/27/2024 (1)(2)	7,000,000	7,467,169
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)	5,000,000	5,037,178
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	3,000,000	3,157,288
Morgan Stanley:
3.683%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	7,000,000	7,126,140
3.125%, 07/27/2026	4,600,000	4,740,786
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	231,880
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	5,000,000	5,134,296
4.000%, 09/14/2026 (1)(2)	10,000,000	10,243,909
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,478,000	1,531,495
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	3,242,593
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	1,000,000	1,019,973
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	12,850,000	13,432,636
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,000,000	6,320,240
People's United Bank NA,
4.000%, 07/15/2024	5,000,000	5,233,534
Pine Street Trust I,
4.572%, 02/15/2029 (2)	5,000,000	5,347,454
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	2,000,000	2,002,352
3.000%, 04/18/2026 (2)	7,000,000	7,227,725
Protective Life Corp.:
7.375%, 10/15/2019	2,965,000	2,970,387
4.300%, 09/30/2028 (2)	1,400,000	1,529,764
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	3,000,000	3,018,043
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,300,000	10,733,159
Regions Bank,
3.374%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	3,425,000	3,454,976
Regions Financial Corp.,
2.750%, 08/14/2022	4,725,000	4,787,405
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (2)	5,000,000	5,050,184
Royal Bank of Scotland Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	2,000,000	2,092,023
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	4,700,000	5,258,269
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	6,850,000	7,332,600
Santander UK Group Holdings PLC:
3.125%, 01/08/2021 (1)	2,475,000	2,491,807
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,000,000	5,356,191
Santander UK PLC:
2.125%, 11/03/2020 (1)	4,500,000	4,495,614
5.000%, 11/07/2023 (1)(2)	1,675,000	1,778,616
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	8,500,000	8,512,580
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022 (1)(2)	4,000,000	4,043,209
3.550%, 04/15/2024 (1)(2)	6,075,000	6,313,467
Societe Generale SA:
2.500%, 04/08/2021 (1)(2)	2,150,000	2,155,613
5.200%, 04/15/2021 (1)(2)	1,250,000	1,305,649
4.250%, 09/14/2023 (1)(2)	5,000,000	5,305,100
5.000%, 01/17/2024 (1)(2)	3,350,000	3,600,648
4.250%, 04/14/2025 (1)(2)	4,814,000	5,026,800
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	10,350,000	10,408,460
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	4,000,000	4,129,186
Stifel Financial Corp.,
4.250%, 07/18/2024	10,139,000	10,675,168
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021 (1)	6,200,000	6,226,191
Svenska Handelsbanken AB,
2.400%, 10/01/2020 (1)	5,275,000	5,296,458
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	3,800,000	3,812,883
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,116,561
4.250%, 08/15/2024	5,275,000	5,560,277
3.700%, 08/04/2026	3,000,000	3,061,909
Trinity Acquisition PLC,
4.400%, 03/15/2026 (1)	1,125,000	1,220,000
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (1)(2)	6,225,000	6,278,681
2.650%, 02/01/2022 (1)(2)	5,000,000	5,042,388
3.491%, 05/23/2023 (1)(2)	3,050,000	3,130,839
Voya Financial, Inc.:
3.125%, 07/15/2024	3,350,000	3,458,467
3.650%, 06/15/2026	2,410,000	2,525,706
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (2)	7,500,000	7,576,274
Wells Fargo & Co.,
3.486%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,075,537
Westpac Banking Corp.,
2.100%, 05/13/2021 (1)	5,000,000	5,002,940
Willis North America, Inc.:
3.600%, 05/15/2024	8,150,000	8,469,113
4.500%, 09/15/2028	8,500,000	9,421,222
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	3,450,000	3,616,581
Total Financials		894,696,854	20.5%
Total Corporate Bonds		1,840,450,048	42.2%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	3,910,000	4,006,460
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,535,400
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,178,720
City of Berwyn IL:
5.790%, 12/01/2022	1,270,000	1,321,905
5.790%, 12/01/2022	3,230,000	3,237,752
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,473,834
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/31/2019)	595,000	604,169
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,415,000	1,416,726
New Jersey Economic Development Authority:
0.000%, 02/15/2021	3,000,000	2,910,420
0.000%, 02/15/2022	2,000,000	1,898,720
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	185,000	189,621
3.000%, 01/01/2033 (Callable 01/01/2025)	2,880,000	2,889,533
North East Texas Independent School District,
5.240%, 08/01/2027	2,100,000	2,551,017
Public Finance Authority,
2.820%, 03/01/2020 (Callable 10/21/2019)	2,000,000	2,000,520
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	1,395,000	1,393,633
Winnebago & Boone Counties School District No. 205:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,330,416
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,803,870
Total Municipal Bonds		35,742,716	0.8%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1990-108, Class G, 7.000%, 09/25/2020	195	197
Series G-29, Class O, 8.500%, 09/25/2021	78	81
Series 1991-137, Class H, 7.000%, 10/25/2021	5,601	5,740
Series 1993-32, Class H, 6.000%, 03/25/2023	5,247	5,479
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	16,560	16,927
6.000%, 07/01/2028	3,362	3,779
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1395, Class G, 6.000%, 10/15/2022	2,480	2,574
Total U.S. Government Agency Issues		34,777	0.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	39,222	39,255
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (6)	49,373	48,610
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	115,721	114,381
Series 2004-8CB, Class A, 2.558%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	1,049,183	1,052,991
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 (6)	32,214	32,293
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027 (4)	718	738
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.358%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	644,032	644,997
Series 2005-W5, Class A1, 2.253%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	6,017,437	5,992,816
Banc of America Alternative Loan Trust,
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 (6)	53,948	48,096
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	2,173,645	2,344,916
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 4.451%, 07/25/2034 (4)	846,217	853,908
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	36,700	37,509
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	323	327
Series 2005-1, Class AF6, 4.923%, 06/25/2035 (4)	35,119	35,686
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	483,426	457,644
Series 2006-13, Class 1AF3, 4.290%, 01/25/2037 (4)	26,819	26,871
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	677	629
Series 1999-2, Class A7F, 7.030%, 08/15/2030	186,885	187,469
GSAMP Trust,
Series 2005-WMC2, Class A1B, 2.638%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	943,385	945,715
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)	500	502
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	20,919	20,904
Series 2006-A1, Class 2A1, 4.286%, 03/25/2036 (4)(6)	283,683	268,997
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.148%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	591,570	590,810
MASTR Alternative Loan Trust,
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	917	915
MortgageIT Trust,
Series 2005-3, Class A1, 2.618%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	3,676,883	3,667,886
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.248%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	847,669	846,747
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	3,334,282	3,472,680
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 10/25/2019 (6)	1,462	1,414
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	1,956	1,965
Soundview Home Loan Trust,
Series 2003-2, Class A2, 3.318%, 11/25/2033 (1 Month LIBOR USD + 1.300%) (3)	1,266,546	1,284,446
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 2.688%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,143,947	1,141,977
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 3.018%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	1,301,143	1,298,743
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.178%, 10/25/2043 (4)	2,744,900	2,826,768
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (2)(4)	1,762,052	1,768,202
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	1,796,925	1,811,440
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	8,551,760	8,629,798
Series 2017-5, Class A1, 2.618%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	4,552,662	4,535,154
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	9,120,739	9,565,737
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	7,891	7,863
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	2,595	2,585
Series 2004-AR3, Class A1, 4.499%, 06/25/2034 (4)	2,123,335	2,180,997
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (6)	2,270,399	2,464,714
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 3.018%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	2,367,706	2,363,127
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 4.927%, 06/25/2035 (4)	2,572,309	2,677,923
Total Non-U.S. Government Agency Issues		64,297,145	1.5%
Total Residential Mortgage-Backed Securities		64,331,922	1.5%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,125,000	17,379,075
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	14,328,725
Series K723, Class A2, 2.454%, 08/25/2023	14,500,000	14,706,634
Series K038, Class A2, 3.389%, 03/25/2024	1,650,000	1,741,964
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,591,886
Series K041, Class A2, 3.171%, 10/25/2024	4,895,000	5,155,102
Series K043, Class A2, 3.062%, 12/25/2024	4,250,000	4,458,365
Series K048, Class A2, 3.284%, 06/25/2025 (4)	8,725,000	9,292,608
Series K050, Class A2, 3.334%, 08/25/2025 (4)	12,375,000	13,225,958
Series K734, Class A2, 3.208%, 02/25/2026	9,375,000	9,957,611
Series K068, Class A2, 3.244%, 08/25/2027	9,354,000	10,093,008
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	7,655,298
Series K073, Class A2, 3.350%, 01/25/2028	9,100,000	9,905,447
Total U.S. Government Agency Issues		123,491,681	2.9%
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,550,000	11,901,261
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	11,675,000	12,184,712
Series 2015-GC35, Class A4, 3.818%, 11/13/2048	7,220,000	7,836,516
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	13,000,000	13,955,952
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A5, 3.664%, 07/17/2045	3,373,000	3,543,704
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046	9,980,000	10,192,737
Series 2014-C16, Class A4, 3.600%, 06/17/2047	13,175,000	13,865,852
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	5,000,000	5,184,585
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	16,400,000	16,859,616
Series 2015-P2, Class ASB, 3.656%, 12/17/2048	11,675,000	12,285,466
Series 2015-P2, Class A4, 3.809%, 12/17/2048	13,603,144	14,759,666
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,875,000	9,049,555
Series 2014-C24, Class ASB, 3.324%, 11/18/2047	10,127,000	10,435,908
Series 2013-C12, Class ASB, 2.838%, 03/17/2048	6,363,742	6,423,140
Total Non-U.S. Government Agency Issues		148,478,670	3.4%
Total Commercial Mortgage-Backed Securities		271,970,351	6.3%

Asset Backed Securities
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	8,000,000	8,061,172
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	20,872	20,983
Series 1998-7, Class A1, 6.320%, 05/01/2029	1,024,791	1,052,717
Series 1998-3, Class A5, 6.220%, 03/01/2030	116,492	120,608
Series 1998-4, Class A5, 6.180%, 04/01/2030	53,946	55,654
Dell Equipment Finance Trust,
Series 2019-1, Class A3, 2.830%, 03/22/2024 (2)	11,375,000	11,532,775
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	5,633,000	5,648,870
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	10,825,000	11,448,784
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	3,975,129	3,971,583
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	29,831	30,321
PFS Financing Corp.:
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	14,555,000	14,586,599
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	12,125,000	12,347,336
SoFi Consumer Loan Program LLC,
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	1,635,638	1,640,632
Verizon Owner Trust,
Series 2017-3A, Class A1A, 2.060%, 04/20/2022 (2)	12,250,000	12,247,202
World Financial Network Credit Card Master Trust,
Series 2017-C, Class A, 2.310%, 08/15/2024	5,850,000	5,860,766
Total Asset Backed Securities		88,626,002	2.0%
Total Long-Term Investments (Cost $4,126,860,718)		4,266,508,890	97.9%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 1.89% (5)	106,915,733	106,915,733
Total Short-Term Investment (Cost $106,915,733)		106,915,733	2.5%
Total Investments (Cost $4,233,776,451)		4,373,424,623	100.4%
Liabilities in Excess of Other Assets		(15,838,465)	(0.4)%
TOTAL NET ASSETS		$4,357,586,158	100.0%

Notes to Schedule of Investments
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund's liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2019, the value of these securities total $782,776,143, which represents 17.96% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2019.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2019.
(8)	Security in default.

Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2019 (Unaudited)
Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,936,227,603	$–	$1,936,227,603
Other Government Related Securities	–	29,160,248	–	29,160,248
Corporate Bonds	–	1,840,450,048	–	1,840,450,048
Municipal Bonds	–	35,742,716	–	35,742,716
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	34,777	–	34,777
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	64,297,145	–	64,297,145
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	123,491,681	–	123,491,681
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	148,478,670	–	148,478,670
Asset Backed Securities	–	88,626,002	–	88,626,002
Total Long-Term Investments	–	4,266,508,890	–	4,266,508,890
Short-Term Investment
Money Market Mutual Fund	106,915,733	–	–	106,915,733
Total Short-Term Investment	106,915,733	–	–	106,915,733
Total Investments	$106,915,733	$4,266,508,890	$–	$4,373,424,623

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.